CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Statement of Stockholders' Equity [Abstract]
Private placement issuance expenses	$ 1,721